Cover	Feb. 07, 2023
Cover [Abstract]
Entity Registrant Name	POWER AMERICAS RESOURCE GROUP LTD.
Entity Central Index Key	0001495648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 07, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-54452
Entity Tax Identification Number	80-0778461
Entity Address Address Line 1	3350 SW 148th Avenue
Entity Address Address Line 2	Suite 203
Entity Address City Or Town	Miramar
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33027
City Area Code	888
Local Phone Number	507-4751
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false